THE ADVISORS' INNER CIRCLE FUND

                          ICM SMALL COMPANY PORTFOLIO
                                  (THE "FUND")

                         SUPPLEMENT DATED MARCH 1, 2017
                TO THE FUND'S SUMMARY PROSPECTUS, PROSPECTUS AND
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI"),
                            EACH DATED MARCH 1, 2017

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
 THE SUMMARY PROSPECTUS, PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION
                WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND SAI.

             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

     On or around May 10, 2017 (the "Effective Date"), the 80% investment policy of the Fund will change as follows:

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                                                CURRENT                                                 NEW
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80% INVESTMENT POLICY                 Under normal circumstances, the Fund seeks     Under normal circumstances, the Fund seeks
                                      to achieve its investment objective by         to achieve its investment objective by
                                      investing at least 80% of its net assets,      investing at least 80% of its net assets,
                                      plus any borrowings for investment             plus any borrowings for investment purposes,
                                      purposes, in common stocks of companies        in common stocks of companies that have market
                                      that have market capitalizations that are      capitalizations within the range of the Russell
                                      under $2 billion at the time of purchase.      2000 Value Index at the time of purchase.
------------------------------------------------------------------------------------------------------------------------------------

     Accordingly, until the Effective Date, the Summary Prospectus, Prospectus and SAI are hereby amended and supplemented as follows:

1. THE FIRST SENTENCE OF THE "PRINCIPAL INVESTMENT STRATEGY" SECTION OF THE SUMMARY PROSPECTUS AND PROSPECTUS IS HEREBY DELETED AND REPLACED WITH THE
     FOLLOWING:

          Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of companies that have market capitalizations that are under $2 billion at the time of purchase.

2. THE LAST PARAGRAPH IN THE "INVESTMENT POLICIES OF THE FUND" SECTION OF THE SAI IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

          Further, the Fund may not change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of companies that have market capitalizations that are under $2 billion at the time of purchase, without 60 days' prior written notice to shareholders.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 ICM-SK-007-0100